Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Credit loss provisions	¥ 546	¥ 536	¥ 536